Net cash and cash equivalents - Carrying amounts of net cash and cash equivalents by denomination (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	R 353,181	R 290,538	R 356,333	R 860,762
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	353,181	290,538	356,333
Currency risk | Great Britain Pound
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	43,866	37,209	48,540
Currency risk | Brazilian Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	9,995	3,787	2,987
Currency risk | South African Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	208,144	171,223	100,721
Currency risk | Australian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	21,898	22,912	19,574
Currency risk | United States Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	65,226	48,354	178,768
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	1,233	4,300	4,649
Currency risk | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	R 2,819	R 2,753	R 1,094